Cover	Nov. 30, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2021
Entity File Number	001-40970
Entity Registrant Name	Deep Medicine Acquisition Corp.
Entity Central Index Key	0001857086
Entity Tax Identification Number	85-3269086
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	595 Madison Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(917)
Local Phone Number	289-2776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Right
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Right
Trading Symbol	DMAQU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	DMAQ
Security Exchange Name	NASDAQ
Rights, each exchangeable into one-tenth of one share of Class A Common Stock
Title of 12(b) Security	Rights, each exchangeable into one-tenth of one share of Class A Common Stock
Trading Symbol	DMAQR
Security Exchange Name	NASDAQ